Other Receivables, Prepayments and Deposits	12 Months Ended
Dec. 31, 2025
Other Receivables, Prepayments and Deposits
Other Receivables, Prepayments and Deposits

7. Other Receivables, Prepayments and Deposits

Other receivables, prepayments and deposits consisted of the following:

	December 31,
	2025	2024

	(in US$’000)
Prepayments	8,339	7,924
Interest receivables	6,095	2,741
Value-added tax (“VAT”) receivables	4,567	3,297
Purchase rebates	1,142	782
Deposits	998	1,081
Others	632	784
	21,773	16,609

No allowance for credit losses has been made for other receivables, prepayments and deposits for the years ended December 31, 2025 and 2024.